Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Intercompany Foreign Currency Balances [Table Text Block]
	December 31, 2020	December 31, 2019
Balance sheet items, except for equity accounts	6.5326	6.9618
	For the Years Ended December 31,
	2019	2019	2018
Items in the statements of income and comprehensive income, and statements of cash flows	6.9020	6.9081	6.6090

Schedule of property and equipment useful lives
Building	20 years
Office equipment	3 years
Vehicle	4 years

Schedule of Finite-Lived Intangible Assets [Table Text Block]
Trademarks	10 years
License	10 years
Software	10 years